UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-392-2626

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

The Schedule of Investments for the period ended July 31, 2009 is filed herewith.


THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 80.5%

                                                         SHARES         VALUE
                                                       ----------   ------------
ARGENTINA - 2.0%
   Tenaris ADR                                            491,000   $ 14,887,120
                                                                    ------------
BRAZIL - 3.4%
   Lojas Renner                                           841,000     12,322,939
   Souza Cruz                                             376,000     12,805,578
                                                                    ------------
                                                                      25,128,517
                                                                    ------------
CHILE - 1.9%
   Banco Santander Chile ADR                              275,000     13,505,250
                                                                    ------------
CHINA - 7.2%
   China Mobile                                         2,900,000     30,461,320
   PetroChina, Cl H                                    18,538,000     22,031,741
                                                                    ------------
                                                                      52,493,061
                                                                    ------------
HONG KONG - 5.3%
   Hang Lung Group                                      3,700,000     19,169,624
   Swire Pacific, Cl A                                    680,000      7,638,428
   Swire Pacific, Cl B                                  5,405,000     11,466,314
                                                                     -----------
                                                                      38,274,366
                                                                    ------------
HUNGARY - 3.1%
   Danubius Hotel and Spa *                                 2,039         38,566
   Richter Gedeon Nyrt                                     41,000      7,933,500
   Richter Gedeon Nyrt GDR                                 72,000     14,254,943
                                                                    ------------
                                                                      22,227,009
                                                                    ------------
INDIA - 12.3%
   Bharti Airtel                                          820,000      7,035,188
   GlaxoSmithKline Pharmaceuticals                        232,657      6,659,198
   Grasim Industries                                      240,630     13,813,320
   Hero Honda Motors                                      350,315     11,764,868
   Hindustan Unilever                                   1,250,000      7,622,908
   Housing Development Finance                            390,000     20,691,620
   ICICI Bank                                             450,000      7,140,691
   ICICI Bank ADR                                           1,100         34,485

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
INDIA - CONTINUED
   Infosys Technologies                                   340,000   $ 14,683,661
                                                                    ------------
                                                                      89,445,939
                                                                    ------------
INDONESIA - 2.1%
   Astra International                                  5,100,000     15,063,508
                                                                    ------------
ISRAEL - 3.8%
   Check Point Software Technologies *                    454,000     12,117,260
   Teva Pharmaceutical Industries ADR                     294,000     15,681,960
                                                                    ------------
                                                                      27,799,220
                                                                    ------------
MALAYSIA - 3.2%
   Bumiputra-Commerce Holdings                          2,880,000      8,836,364
   Public Bank                                          4,923,000     14,545,227
                                                                    ------------
                                                                      23,381,591
                                                                    ------------
MEXICO - 8.5%
   Consorcio ARA                                        3,467,000      1,772,092
   Fomento Economico Mexicano ADR                         681,000     26,286,600
   Grupo Aeroportuario del Sureste ADR                    198,000      8,787,240
   Grupo Financiero Banorte, Cl O                       5,957,200     14,764,437
   Organizacion Soriana, Cl B *                         4,184,000     10,458,416
                                                                    ------------
                                                                      62,068,785
                                                                    ------------
PHILIPPINES - 2.4%
   Ayala Land                                          48,352,000      9,172,466
   Bank of the Philippine Islands                       9,000,100      8,536,680
                                                                    ------------
                                                                      17,709,146
                                                                    ------------
RUSSIA - 2.8%
   Lukoil ADR                                             403,000     20,150,000
                                                                    ------------
SOUTH AFRICA - 5.0%
   Massmart Holdings                                    2,338,000     22,875,874
   Truworths International                              2,631,000     13,584,724
                                                                    ------------
                                                                      36,460,598
                                                                    ------------
SOUTH KOREA - 1.8%
   Busan Bank                                             232,010      2,221,009

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
SOUTH KOREA - CONTINUED
   Daegu Bank                                             155,190   $  1,784,012
   Shinsegae                                               20,600      8,949,926
                                                                    ------------
                                                                      12,954,947
                                                                    ------------
TAIWAN - 4.3%
   Taiwan Mobile                                        5,650,062      8,647,351
   Taiwan Semiconductor Manufacturing                  12,700,808     22,807,244
                                                                    ------------
                                                                      31,454,595
                                                                    ------------
THAILAND - 4.5%
   PTT Exploration & Production *                       3,560,000     14,440,917
   Siam Cement                                          3,333,000     18,075,794
                                                                    ------------
                                                                      32,516,711
                                                                    ------------
TURKEY - 4.6%
   Akbank                                               4,011,000     22,648,684
   BIM Birlesik Magazalar                                 266,000     10,495,952
                                                                    ------------
                                                                      33,144,636
                                                                    ------------
UNITED KINGDOM - 2.3%
   Standard Chartered                                     700,000     16,612,389
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $481,508,442)                                            585,277,388
                                                                    ------------
PREFERRED STOCK - 17.0%
BRAZIL - 13.0%
   Banco Bradesco ADR                                   1,485,000     23,418,450
   Cia Vale do Rio Doce ADR                             1,709,000     29,394,800
   Petroleo Brasileiro ADR, Cl A                          727,000     24,499,900
   Ultrapar Participacoes                                 513,000     17,292,599
                                                                    ------------
                                                                      94,605,749
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                       JULY 31, 2009 (UNAUDITED)

PREFERRED STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
SOUTH KOREA - 4.0%
   Samsung Electronics                                     77,000   $ 29,264,032
                                                                    ------------
   TOTAL PREFERRED STOCK
      (Cost $105,735,651)                                            123,869,781
                                                                    ------------
SHORT-TERM INVESTMENT - 2.0%
   Northern Institutional, Diversified Assets
      Portfolio, 0.100% (A)
      (Cost $14,596,575)                               14,596,575     14,596,575
                                                                    ------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $601,840,668) +                                         $723,743,744
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $727,660,808.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT

CL   - CLASS

GDR  - GLOBAL DEPOSITARY RECEIPT

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $601,840,668, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $126,390,406 AND $(4,487,330), RESPECTIVELY.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

INVESTMENTS IN SECURITIES      LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
-------------------------   ------------   -------   -------   ------------
Common Stock                $585,277,388     $--       $--     $585,277,388
Preferred Stock              123,869,781      --        --      123,869,781
Short-Term Investment         14,596,575      --        --       14,596,575
                            ------------     ---       ---     ------------
Total                       $723,743,744     $--       $--     $723,743,744
                            ============     ===       ===     ============

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AAM-QH-001-0600

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: September 25, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Controller
                                        and Chief Financial Officer

Date: September 25, 2009